Right of Use Assets and Operating Lease Liability - Schedule of Operating Lease Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost:
Operating lease costs	$ 148,921	$ 114,694	$ 283,521
Short-term lease costs	497,785	246,489	362,665
Total lease costs	646,706	361,183	646,186
Supplemental cash flow information:
Operating cash flows from operating leases	450,780	295,416	177,779
Right-of-use obtained in exchange for new operating lease liabilities	$ 91,718	$ 3,045,610	$ 61,022
Operating leases	3 years 1 month 13 days	5 years 14 days	1 year 3 months 29 days